Fees Summary	May 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 874,125,000.00
Total Fee Amount	120,716.66
Total Offset Amount	0.00
Net Fee	$ 120,716.66
Offering Table N/A
Offset Table N/A	N/A